Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

October 24, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333–132380 and 811–21864)

Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, and under the Investment Company Act of 1940, Post-Effective Amendment No. 240 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 240”). The sole purpose of PEA No. 240 is to file as an exhibit to the Trust’s Registration Statement risk/return summary information in interactive data format for the Trust’s Germany Hedged Equity Fund.

I hereby certify that PEA No. 240 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire